FINANCIAL INSTRUMENTS - Schedule of Valuation Hierarchy for Financial Assets (Details) - GBP (£) £ in Millions		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements		£ 7,474	£ 5,950	£ 4,852
Loans and advances to customers and reverse repurchase agreements		477,541	480,141
Loans and advances to banks	[1]	4,478	4,324
Loans and advances to customers	[1]	430,829	425,694
Debt securities		4,562	5,137
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings		739	738
The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements		7,287	5,656	£ 4,453
Loans and advances to customers and reverse repurchase agreements		163,428	178,269
Loans and advances to banks	[1]	4,291	4,030
Loans and advances to customers	[1]	116,716	123,822
Debt securities		3,756	4,315
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings		108,424	128,771
Level 1 | The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements		0	0
Loans and advances to customers and reverse repurchase agreements		0	0
Debt securities		0	0
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings		0	0
Level 1 | The Group | Reverse repurchase agreements
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements		0	0
Loans and advances to customers and reverse repurchase agreements		0	0
Level 1 | The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements		0	0
Loans and advances to customers and reverse repurchase agreements		0	0
Debt securities		0	0
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings		0	0
Level 1 | The Bank | Reverse repurchase agreements
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements		0	0
Loans and advances to customers and reverse repurchase agreements		0	0
Level 2 | The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements		2,996	1,626
Loans and advances to customers and reverse repurchase agreements		46,712	54,447
Debt securities		4,615	5,129
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings		0	0
Level 2 | The Group | Reverse repurchase agreements
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements		2,996	1,626
Loans and advances to customers and reverse repurchase agreements		46,712	54,447
Level 2 | The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements		2,996	1,626
Loans and advances to customers and reverse repurchase agreements		46,712	54,447
Debt securities		3,817	4,315
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings		0	0
Level 2 | The Bank | Reverse repurchase agreements
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements		2,996	1,626
Loans and advances to customers and reverse repurchase agreements		46,712	54,447
Level 3 | The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements		4,478	4,323
Loans and advances to customers and reverse repurchase agreements		434,280	425,071
Debt securities		0	0
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings		739	738
Level 3 | The Group | Reverse repurchase agreements
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements		0	0
Loans and advances to customers and reverse repurchase agreements		0	0
Level 3 | The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements		4,291	4,029
Loans and advances to customers and reverse repurchase agreements		116,117	122,076
Debt securities		0	0
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings		108,424	128,771
Level 3 | The Bank | Reverse repurchase agreements
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements		0	0
Loans and advances to customers and reverse repurchase agreements		0	0
Cost or valuation | The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements		7,474	5,950
Loans and advances to customers and reverse repurchase agreements		477,541	480,141
Debt securities		4,562	5,137
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings		739	738
Cost or valuation | The Group | Reverse repurchase agreements
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements		2,996	1,626
Loans and advances to customers and reverse repurchase agreements		46,712	54,447
Cost or valuation | The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements		7,287	5,656
Loans and advances to customers and reverse repurchase agreements		163,428	178,269
Debt securities		3,756	4,315
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings		108,424	128,771
Cost or valuation | The Bank | Reverse repurchase agreements
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements		2,996	1,626
Loans and advances to customers and reverse repurchase agreements		46,712	54,447
Fair value | The Group
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements		7,474	5,949
Loans and advances to customers and reverse repurchase agreements		480,992	479,518
Debt securities		4,615	5,129
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings		739	738
Fair value | The Group | Reverse repurchase agreements
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements		2,996	1,626
Loans and advances to customers and reverse repurchase agreements		46,712	54,447
Fair value | The Bank
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements		7,287	5,655
Loans and advances to customers and reverse repurchase agreements		162,829	176,523
Debt securities		3,817	4,315
Financial assets at amortised cost: due from fellow Lloyds Banking Group undertakings		108,424	128,771
Fair value | The Bank | Reverse repurchase agreements
FINANCIAL INSTRUMENTS (Details) - Schedule of Valuation Hierarchy for Financial Assets [Line Items]
Loans and advances to banks and reverse repurchase agreements		2,996	1,626
Loans and advances to customers and reverse repurchase agreements		£ 46,712	£ 54,447

[1]	ee note 1 regarding change to presentation.